DEBT (Q3) (Details)				3 Months Ended	5 Months Ended	9 Months Ended
	Nov. 03, 2021 USD ($) Intallment	May 07, 2021 USD ($)	May 06, 2021 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)	Jul. 31, 2021 USD ($)
Line of Credit Facility [Abstract]
Interest expense					$ 0
2027 Senior Notes [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Periodic payment	semi-annually
Debt instrument, aggregate principal	$ 100,000,000
Debt instrument maturity date	Dec. 31, 2027
Debt instrument, stated percentage	5.75%
Net proceeds from offering	$ 97,000,000
Debt instrument, percentage of principal redeemed	100.00%
2027 Senior Notes [Member] | Subsequent Event [Member] | Maximum [Member]
Line of Credit Facility [Abstract]
Debt service coverage ratio	0.015%
2027 Senior Notes [Member] | Subsequent Event [Member] | Minimum [Member]
Line of Credit Facility [Abstract]
Percentage of debt in aggregate principal	60.00%
Secured debt of percentage in aggregate principal	25.00%
Revolving Credit Facility [Member] | Secured Debt [Member]
Line of Credit Facility [Abstract]
Loan commitment			$ 40,000,000		$ 40,000,000		$ 50,000,000
Interest rate			8.00%		8.00%
Maturity date			Jul. 31, 2021		Jul. 31, 2021
Interest expense				$ 0	$ 0	$ 0
First Amendment Revolving Credit Facility [Member] | Secured Debt [Member]
Line of Credit Facility [Abstract]
Loan commitment		$ 50,000,000
Interest rate		6.00%
Maturity date		Dec. 31, 2021
Second Amendment Revolving Credit Facility [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Unused fee, percentage	0.25%
Second Amendment Revolving Credit Facility [Member] | Secured Debt [Member] | Subsequent Event [Member]
Line of Credit Facility [Abstract]
Loan commitment	$ 75,000,000
Interest rate	4.75%
Maturity date	Sep. 30, 2022
One-time commitment fee percentage	0.25%
Number of installments | Intallment	3
Periodic payment	quarterly
Unused fee, percentage	0.25%
One-time commitment fee	$ 187,500